Document and Entity Information	Feb. 13, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 13, 2026
Entity Registrant Name	Ryerson Holding Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-34735
Entity Tax Identification Number	26-1251524
Entity Address Address Line 1	227 W. Monroe St.
Entity Address Address Line 2	27th Floor
Entity Address City Or Town	Chicago
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60606
City Area Code	312
Local Phone Number	292-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value, 100,000,000 shares authorized
Trading Symbol	RYI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On February 13, 2026, Ryerson Holding Corporation, a Delaware corporation (“Ryerson”), filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Original 8-K”), which reported that on February 13, 2026, Ryerson completed the transactions contemplated by the Agreement and Plan of Merger (the “Merger Agreement”), dated as of October 28, 2025, by and among Ryerson, Crimson MS Corp., an Ohio corporation and a direct wholly owned subsidiary of Ryerson (“Merger Sub”), and Olympic Steel, Inc., an Ohio corporation (“Olympic”). This is the first amendment to the Original 8-K (“Amendment No. 1”) to amend Item 9.01 of the Original 8-K to include the pro forma financial information required by Item 9.01 of Form 8-K. This Amendment No. 1 should be read in conjunction with the Original 8-K. Except as set forth herein, no modifications have been made to information contained in the Original 8-K.
Entity Central Index Key	0001481582